Related Party Transactions (Details) In Thousands, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 Fresenius SE [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] EUR (€)	Sep. 30, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Sep. 30, 2013 General Partner [Member] USD ($)	Sep. 30, 2013 General Partner [Member] EUR (€)	Sep. 30, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2013 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	31.38%
Amount of transaction					$ 78,215	$ 60,634	$ 4,925	$ 4,396	$ 20,037	$ 18,779	$ 22,651	$ 16,802	$ 27,854	$ 35,572	$ 6,518	€ 4,827			$ 12,219	$ 12,243	$ 14,420	$ 12,820	$ 655
Due to related parties	$ 110,252	$ 123,350	$ 12,560	€ 9,300													$ 2,026	€ 1,500						$ 58,462
Interest rate			1.503%	1.503%													1.796%	1.796%						6.10%
Date of repayment	May 23, 2014		Oct. 31, 2012	Oct. 31, 2012													Aug. 20, 2014	Aug. 20, 2014						Apr. 14, 2013